Note 19 - Loss on Sale of Vessels (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Sale of Vessels [Table Text Block]
Vessel	Date Sold	Selling Price (Gross)
M/T Stenaweco Energy	29/10/2020	$25,150
M/T Stenaweco Evolution	03/11/2020	$26,150
M/T Ecofleet	21/01/2020	$21,000
M/T Eco Revolution	14/01/2020	$23,000
M/T SW Excellence	14/10/2020	$27,008
M/T Stenaweco Elegance	21/02/2020	$33,500
M/T Eco Palm Desert	19/03/2020	$34,800
M/T Eco California	09/11/2020	$30,600
M/T Eco Bel Air	10/12/2020	$50,830
M/T Eco Beverly Hills	01/12/2020	$50,830
Total		$322,868